Fair Value	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Fair Value
Fair Value

Fair Value Measurement

The Company follows FASB ASC Topic 820, “Fair Value Measurement and Disclosures,” which requires additional disclosures about the Company’s assets and liabilities that are measured at fair value.  Fair value is the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date.  In determining fair value, the Company uses various methods including market, income and cost approaches.  Based on these approaches, the Company often utilizes certain assumptions that market participants would use in pricing the asset or liability, including assumptions about risk and/or the risks inherent in the inputs to the valuation technique.  These inputs can be readily observable, market corroborated, or generally unobservable inputs.  The Company utilizes techniques that maximize the use of observable inputs and minimize the use of unobservable inputs.  The fair value hierarchy ranks the quality and reliability of the information used to determine fair values.  Financial assets and liabilities carried at fair value will be classified and disclosed as follows:

Level 1 Inputs

•	Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

•
Generally, this includes debt and equity securities and derivative contracts that are traded in an active exchange market (i.e. New York Stock Exchange), as well as certain U.S. Treasury, U.S. Government and sponsored entity agency mortgage-backed securities that are highly liquid and are actively traded in over-the-counter markets.

Level 2 Inputs

•	Quoted prices for similar assets or liabilities in active markets.

•	Quoted prices for identical or similar assets or liabilities in inactive markets.

•
Inputs other than quoted prices that are observable, either directly or indirectly, for the term of the asset or liability (i.e., interest rates, yield curves, credit risks, prepayment speeds or volatilities) or “market corroborated inputs.”

•	Generally, this includes U.S. Government and sponsored entity mortgage-backed securities, corporate debt securities and derivative contracts.

Level 3 Inputs

•	Prices or valuation techniques that require inputs that are both unobservable (i.e. supported by little or no market activity) and that are significant to the fair value of the assets or liabilities.

•
These assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

Fair Value on a Recurring Basis

The following is a description of the valuation methodologies used for instruments measured at fair value on a recurring basis:

Securities Available for Sale

As of December 31, 2017, the fair value of the Company's AFS securities portfolio was $53.5 million.  Approximately 60 percent of the portfolio was made up of residential mortgage-backed securities, which had a fair value of $31.9 million at December 31, 2017.  Approximately $31.3 million of the residential mortgage-backed securities are guaranteed by the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") or the Federal Home Loan Mortgage Corporation ("FHLMC").  The underlying loans for these securities are residential mortgages that are geographically dispersed throughout the United States.

All of the Company’s AFS securities were classified as Level 2 assets at December 31, 2017.  The valuation of AFS securities using Level 2 inputs was primarily determined using the market approach, which uses quoted prices for similar assets or liabilities in active markets and all other relevant information.  It includes model pricing, defined as valuing securities based upon their relationship with other benchmark securities.

Derivative Assets and Liabilities

The Company's derivative assets and liabilities consist of transactions as part of management's strategy to manage interest rate risk. The valuation of the Company's interest rate swaps is obtained from a third-party pricing service and is determined using a discounted cash flow analysis on the expected cash flows of each derivative. The pricing analysis is based on observable inputs for the contractual terms of the derivatives, including the period to maturity and interest rate curves. The Company has determined that the majority of the inputs used to value its interest rate derivatives fall within Level 2 of the fair value hierarchy.

There were no changes in the inputs or methodologies used to determine fair value during the year ended December 31, 2017, as compared to the year ended December 31, 2016.

The tables below present the balances of assets measured at fair value on a recurring basis as of December 31st for the past two years:

	Fair Value Measurements at December 31, 2017 Using
(In thousands)	Assets/Liabilities Measured at Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Measured on a recurring basis:
Assets:
Securities available for sale:
U.S. Government sponsored entities	$5,691	$—	$5,691	$—
State and political subdivisions	5,192	—	5,192	—
Residential mortgage-backed securities	31,878	—	31,878	—
Corporate and other securities	10,732	—	10,732	—
Total securities available for sale	$53,493	$—	$53,493	$—

Interest rate swap agreements	1,407	—	1,407	—
Total	$1,407	$—	$1,407	$—
	Fair Value Measurements at December 31, 2016 Using
(In thousands)	Assets/Liabilities Measured at Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Measured on a recurring basis:
Assets:
Securities available for sale:
U.S. Government sponsored entities	$3,716	$—	$3,716	$—
State and political subdivisions	5,502	—	5,502	—
Residential mortgage-backed securities	21,631	—	21,631	—
Corporate and other securities	9,719	—	9,719	—
Total securities available for sale	$40,568	$—	$40,568	$—

Interest rate swap agreements	1,204	—	1,204	—
Total	$1,204	$—	$1,204	$—

Fair Value on a Nonrecurring Basis

Certain assets and liabilities are not measured at fair value on an ongoing basis but are subject to fair value adjustments in certain circumstances (for example, when there is evidence of impairment).  The following is a description of the valuation methodologies used for instruments measured at fair value on a nonrecurring basis:

Appraisal Policy

All appraisals must be performed in accordance with the Uniform Standards of Professional Appraisal Practice (“USPAP”).  Appraisals are certified to the Company and performed by appraisers on the Company’s approved list of appraisers.  Evaluations are completed by a person independent of Company management.  The content of the appraisal depends on the complexity of the property.  Appraisals are completed on a “retail value” and an “as is value”.

The Company requires current real estate appraisals on all loans that become OREO or in-substance foreclosure, loans that are classified substandard, doubtful or loss, or loans that are over $100,000 and nonperforming.  Prior to each balance sheet date, the Company values impaired collateral-dependent loans and OREO based upon a third party appraisal, broker's price opinion, drive by appraisal, automated valuation model, updated market evaluation, or a combination of these methods.  The amount is discounted for the decline in market real estate values (for original appraisals), for any known damage or repair costs, and for selling and closing costs.  The amount of the discount ranges from 10 to 15 percent and is dependent upon the method used to determine the original value.  The original appraisal is generally used when a loan is first determined to be impaired.  When applying the discount, the Company takes into consideration when the appraisal was performed, the collateral’s location, the type of collateral, any known damage to the property and the type of business.  Subsequent to entering impaired status and the Company determining that there is a collateral shortfall, the Company will generally, depending on the type of collateral, order a third party appraisal, broker's price opinion, automated valuation model or updated market evaluation.  Subsequent to receiving the third party results, the Company will discount the value 6% to 10% percent for selling and closing costs.

OREO

The fair value was determined using appraisals, which may be discounted based on management’s review and changes in market conditions (Level 3 Inputs).

 Impaired Collateral-Dependent Loans

The Company's assets measured at fair value on a non-recurring basis are limited to impaired loans and other real estate owned. Impaired loans are classified within level 3 of the valuation hierarchy. The fair value of impaired collateral-dependent loans is derived in accordance with FASB ASC Topic 310, “Receivables.”  Fair value is determined based on the loan’s observable market price or the fair value of the collateral, as determined through either an appraisal or evaluation process. The basis for the Company's appraisal and appraisal review process is based on regulatory guidelines and strives to comply with all regulatory appraisal laws, regulations and the Uniform Standard of Professional Appraisal Practice. All appraisals are "as is" (the property's highest and best use) valuations based on the net realizable value, which is the appraised value less any closing costs, when applicable. Partially charged-off loans are measured for impairment based upon an appraisal for collateral-dependent loans.  When an updated appraisal is received for a nonperforming loan, the value on the appraisal is discounted in the manner discussed above.  If there is a deficiency in the value after the Company applies these discounts, management applies a specific reserve and the loan remains in nonaccrual status.  The receipt of an updated appraisal would not qualify as a reason to put a loan back into accruing status.  The Company removes loans from nonaccrual status when the borrower makes six months of contractual payments and demonstrates the ability to service the debt going forward.  Charge-offs are determined based upon the loss that management believes the Company will incur after evaluating collateral for impairment based upon the valuation methods described above and the ability of the borrower to pay any deficiency.

Other real estate owned is comprised of real estate acquired by foreclosure and deeds in lieu of foreclosure. Other real estate owned is carried at the lower of the recorded investment in the property or its fair value less estimated costs to sell such property (as determined by independent appraisal) within level 3 of the fair value hierarchy. Prior to foreclosure, the value of the underlying loan is written down to the fair value of the real estate to be acquired by a charge to the allowance for loan losses, if necessary. The fair value is reviewed periodically and subsequent write downs are made accordingly through a charge to operations. The valuation allowance for impaired loans is included in the allowance for loan losses in the consolidated balance sheets.  At December 31, 2017, the valuation allowance for impaired loans was $332 thousand, an increase of $53 thousand from $280 thousand at December 31, 2016.

The following tables present the assets and liabilities subject to fair value adjustments (impairment) on a non-recurring basis carried on the balance sheet by caption and by level within the hierarchy (as described above):

	Fair Value Measurements at December 31, 2017 Using
(In thousands)	Assets/Liabilities Measured at Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Net Provision (Credit) During Period
Measured on a non-recurring basis:
Financial assets:
OREO	$426	$—	$—	$426	$(299)
Impaired collateral-dependent loans	1,126	—	—	1,126	(86)

	Fair Value Measurements at December 31, 2016 Using
(In thousands)	Assets/Liabilities Measured at Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Net Provision (Credit) During Period
Measured on a non-recurring basis:
Financial assets:
OREO	$1,050	$—	$—	$1,050	$(1,110)
Impaired collateral-dependent loans	1,767	—	—	1,767	(665)

Fair Value of Financial Instruments

FASB ASC Topic 825, “Financial Instruments,” requires the disclosure of the estimated fair value of certain financial instruments, including those financial instruments for which the Company did not elect the fair value option.  These estimated fair values as of December 31, 2017 and December 31, 2016 have been determined using available market information and appropriate valuation methodologies.  Considerable judgment is required to interpret market data to develop estimates of fair value.  The estimates presented are not necessarily indicative of amounts the Company could realize in a current market exchange.  The use of alternative market assumptions and estimation methodologies could have had a material effect on these estimates of fair value.  The methodology for estimating the fair value of financial assets and liabilities that are measured on a recurring or nonrecurring basis are discussed above.
The following methods and assumptions were used to estimate the fair value of other financial instruments for which it is practicable to estimate that value:

Cash and Cash Equivalents

For these short-term instruments, the carrying value is a reasonable estimate of fair value.

Securities

The fair value of securities is based upon quoted market prices for similar or identical assets or other observable inputs (Level 2) or externally developed models that use unobservable inputs due to limited or no market activity of the instrument (Level 3).

SBA Loans Held for Sale

The fair value of SBA loans held for sale is estimated by using a market approach that includes significant other observable inputs.

Loans

The fair value of loans is estimated by discounting the future cash flows using current market rates that reflect the interest rate risk inherent in the loan, except for previously discussed impaired loans.

Federal Home Loan Bank Stock

Federal Home Loan Bank stock is carried at cost.  Carrying value approximates fair value based on the redemption provisions of the issues.

Servicing Assets

Servicing assets do not trade in an active, open market with readily observable prices.  The Company estimates the fair value of servicing assets using discounted cash flow models incorporating numerous assumptions from the perspective of a market participant including market discount rates and prepayment speeds. The Company uses the carrying value of the servicing assets to approximate the fair value.

Accrued Interest

The carrying amounts of accrued interest approximate fair value.

Deposit Liabilities

The fair value of demand deposits and savings accounts is the amount payable on demand at the reporting date (i.e. carrying value).  The fair value of fixed-maturity certificates of deposit is estimated by discounting the future cash flows using current market rates.

Borrowed Funds and Subordinated Debentures

The fair value of borrowings is estimated by discounting the projected future cash flows using current market rates.

Standby Letters of Credit

At December 31, 2017, the Bank had standby letters of credit outstanding of $5.6 million, as compared to $4.1 million at December 31, 2016.  The fair value of these commitments is nominal.

The table below presents the carrying amount and estimated fair values of the Company’s financial instruments not previously presented as of December 31st for the past two years:

		December 31, 2017		December 31, 2016
(In thousands)	Fair value level	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
Financial assets:
Cash and cash equivalents	Level 1	$150,254	$150,254	$105,895	$105,895
Securities (1)	Level 2	69,800	69,839	61,547	61,536
SBA loans held for sale	Level 2	22,810	25,568	14,773	16,440
Loans, net of allowance for loan losses (2)	Level 2	1,134,308	1,133,739	946,062	944,772
Federal Home Loan Bank stock	Level 2	12,863	12,863	6,037	6,037
Servicing assets	Level 3	1,800	1,800	2,086	2,086
Accrued interest receivable	Level 2	5,447	5,447	4,462	4,462
OREO	Level 3	426	426	1,050	1,050
Financial liabilities:
Deposits	Level 2	1,043,137	1,041,111	945,723	944,886
Borrowed funds and subordinated debentures	Level 2	285,310	284,117	131,310	130,319
Accrued interest payable	Level 2	436	436	430	430

(1)
Includes held to maturity commercial mortgage-backed securities that are considered Level 3 at December 31, 2016.  There were no HTM corporate securities that are considered Level 3 at December 31, 2017. At December 31, 2016, these securities had a book value of $3.8 million and a market value of $3.6 million.

(2)
Includes impaired loans that are considered Level 3 and reported separately in the tables under the “Fair Value on a Nonrecurring Basis” heading.  Collateral-dependent impaired loans, net of specific reserves totaled $1.8 million at December 31, 2017 and 2016.